Disposal of Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 14, 2026
Disposal of Subsidiaries [Line Items]
Equity interest in the Disposed Subsidiaries	100.00%
Group recognized a gain on disposal of subsidiaries	$ 734
Subsequent Event [Member]
Disposal of Subsidiaries [Line Items]
Total consideration, value				$ 100